UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-05655

Deutsche Municipal Income Trust
(Name of Registrant)

345 Park Avenue
New York, NY 10154
(Address of Principal Executive Office)

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below.

(1)           Titles of the classes of securities of Deutsche Municipal Income Trust (the “Fund”) to be redeemed:

(i) Preferred Shares of Beneficial Interest, par value $0.01 per share, Series B (CUSIP #25160C304), Series C (CUSIP #25160C403) and Series E (CUSIP #25160C601) (the “Preferred Series Shares”); and (ii) Floating Rate Municipal Term Preferred Shares, par value $0.01 per share, Series 2015 (CUSIP #25160C700) (“MTP Shares”).

The Preferred Series Shares and the MTP Shares are collectively referred to herein as the “Preferred Shares.”

(2)           Dates on which the securities are anticipated to be redeemed:

The redemption date for the MTP Shares is expected to be June 1, 2015, or as soon as practicable thereafter.  The redemption date for the Preferred Series Shares is expected to be June 12, 2015 with respect to Series B and Series C, and June 15, 2015 with respect to Series E, or, in each case, as soon as practicable thereafter.

The redemption of the MTP Shares will be conditioned on, and the commencement of the redemption of Preferred Series Shares will be subject to, the receipt of proceeds from the sale of a new series of preferred securities of the Fund, which may not occur.  No notices of redemption have yet been distributed, and the redemptions may be effected on a later date, or not at all, due to market conditions or otherwise.

(3)           Applicable provisions of the governing instruments pursuant to which the securities are to be redeemed:

The Preferred Series Shares are to be redeemed pursuant to Section 3(a) of the Fund’s Amended and Restated Certificate of Designation.

The MTP Shares are to be redeemed pursuant to Section 2.5(c) of the Fund’s Statement Establishing and Fixing the Rights and Preferences of Floating Rate Municipal Term Preferred Shares.

(4)           The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem all outstanding Preferred Shares, as set forth below:

Series	Number of Shares
Preferred Shares of Beneficial Interest, Series B	321
Preferred Shares of Beneficial Interest, Series C	1,652
Preferred Shares of Beneficial Interest, Series E	4
Floating Rate Municipal Term Preferred Shares, Series 2015	37,773

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 1st day of May, 2015.

Deutsche Municipal Income Trust

By: /s/ John Millette
Name: John Millette
Title:   Vice President and Secretary

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